RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hemen
Disclosure of transactions between related parties [line items]
Paiments for reimbursable vessel cost	$ 4.4	$ 0.0	$ 0.0
SFL Tanker Holding Ltd
Disclosure of transactions between related parties [line items]
Paiments for reimbursable vessel cost	4.5	6.5	14.3
December 2021 grant
Disclosure of transactions between related parties [line items]
Liabilities from share-based payment transactions	16.6	11.7
December 2021 grant | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Liabilities from share-based payment transactions	9.3	5.1
TFG Marine
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	0.1	(1.7)
Purchases of goods, related party transactions	477.9	534.3	$ 392.5
Related party payables	21.2	24.4
FMS Holdco
Disclosure of transactions between related parties [line items]
Share of profit (loss) of associates accounted for using equity method	$ 1.0	$ 1.1